Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Equity - ordinary [Abstract]
Final paid	$ 240.7	$ 111.0	$ 133.9
First interim paid	198.5	66.5	156.2
Second interim paid	0.0	0.0	252.1
Total dividend paid	$ 439.2	$ 177.5	$ 542.2
Final paid (in dollars per share)	$ 0.5833	$ 0.4974	$ 0.5833
First Interim paid (in dollars per share)	0.5833	0.2973	0.3460
Second interim paid (in dollars per share)	0	$ 0	$ 0.5833
Final dividend payable (in dollars per share)	$ 0.5833
Final dividend payable date	May 07, 2020
Dividend payable record date	Apr. 14, 2020
Unrecognized final dividend	$ 194.5